Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Consolidated net loss	$ (762,158)	$ (583,517)	$ (411,190)
Reconciling items:
Impairment charges	24,176	16,970	37,651
Depreciation and amortization	710,898	730,828	729,285
Deferred taxes	33,923	(158,170)	(304,611)
Provision for doubtful accounts	14,167	20,243	11,715
Amortization of deferred financing charges and note discounts, net	89,701	124,342	164,097
Share-based compensation	10,713	16,715	28,540
Gain on disposal of operating and fixed assets	(44,512)	(22,998)	(48,127)
(Gain) loss on marketable securities	0	(130,879)	4,580
Equity in (earnings) loss of nonconsolidated affiliates	9,416	77,696	(18,557)
Loss (gain) on extinguishment of debt	43,347	87,868	254,723
Other reconciling items, net	(14,325)	19,904	14,234
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	(13,898)	(29,605)	(34,238)
Increase in accrued expenses	31,049	26,105	34,874
Increase (decrease) in accounts payable	6,404	(2,620)	13,863
Increase in accrued interest	88,560	16,014	20,223
Increase in deferred income	11,288	7,508	33,482
Changes in other operating assets and liabilities	6,367	(3,532)	(45,412)
Net cash provided by operating activities	245,116	212,872	485,132
Cash flows from investing activities:
Proceeds from sale of other investments	236,618	135,571	0
Purchases of businesses	841	(97)	(50,116)
Purchases of property, plant and equipment	(318,164)	(324,526)	(390,280)
Proceeds from disposal of assets	10,273	81,598	59,665
Purchases of other operating assets	(4,541)	(21,532)	(14,826)
Change in other, net	(13,709)	(4,379)	(1,464)
Net cash used for investing activities	(88,682)	(133,365)	(397,021)
Cash flows from financing activities:
Draws on credit facilities	68,010	272,252	604,563
Payments on credit facilities	(315,682)	(27,315)	(1,931,419)
Proceeds from long-term debt	2,062,475	575,000	4,917,643
Payments on long-term debt	(2,099,101)	(1,248,860)	(3,346,906)
Repurchases of long-term debt	0	0	0
Payments to repurchase noncontrolling interests	(48,750)	(61,143)	(7,040)
Dividends and other payments to noncontrolling interests	(40,027)	(91,887)	(251,665)
Deferred financing charges	(26,169)	(18,390)	(83,617)
Change in other, net	1,243	4,461	3,092
Net cash used for financing activities	(398,001)	(595,882)	(95,349)
Effect of exchange rate changes on cash	(9,560)	(484)	3,566
Net decrease in cash and cash equivalents	(251,127)	(516,859)	(3,672)
Cash and cash equivalents at beginning of period	708,151	1,225,010	1,228,682
Cash and cash equivalents at end of period	457,024	708,151	1,225,010
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for interest	1,540,860	1,543,455	1,381,396
Cash paid during the year for taxes	$ 53,074	$ 50,934	$ 52,517